FAIR VALUE MEASUREMENT - Fair Value Measurement Inputs and Valuation Techniques (Details)	Dec. 31, 2024 yr $ / shares	Dec. 31, 2023 $ / shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Common stock price (in dollars per share) | $ / shares	$ 22.34	$ 20.00
Risk- free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0.0450
Debt instrument, measurement input	0.0417
Expected term (years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	7.64
Debt instrument, measurement input	0.93
Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0.2481
Debt instrument, measurement input	0.170	0.20
Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0.0000
Debt instrument, measurement input	0.0000	0.0000